Employee benefit obligations - Sensitivity Analysis for Actuarial Assumptions (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr 1.6	SFr 2.3
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr (1.4)	(1.9)
Expected rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr (0.4)	(0.5)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 0.4	0.5
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Period of reasonably possible decrease in actuarial assumption	1 year
Period of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	SFr (0.2)	(0.3)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	SFr 0.2	SFr 0.3